Note 7 - Leases - Future Commitments Under Long-term Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2021, finance	$ 372	$ 332
2021, operating	598	575
2021, total	970	907
2022, finance	174	285
2022, operating	548	513
2022, total	722	798
2023, finance	116	87
2023, operating	380	323
2023, total	496	410
2024, finance	105	29
2024, operating	204	154
2024, total	309	183
2025, finance	41	18
2025, operating	153	27
2025, total	194
Thereafter, finance	405	420
Thereafter, operating
Thereafter, total	405	420
Total lease payments, finance	1,213	1,171
Total lease payments, operating	1,883	1,592
Total lease payments, total	3,096	2,763
Less imputed interest, finance	320	321
Less imputed interest, operating	155	126
Less imputed interest, total	475	447
Total, finance	893	850
Total, operating	1,728	1,466
Total, total	2,621	2,316
Less: current portion of obligations under leases, finance	333	295
Less: current portion of obligations under leases, operating	529	513
Less: current portion of obligations under leases, total	862	808
Long-term portion of obligations under leases, finance	560	555
Long-term portion of obligations under leases, operating	1,199	953
Long-term portion of obligations under leases, total	1,759	1,508
2020, finance	372	332
2020, operating	598	575
2020, total	$ 970	907
2024, total		$ 45